Investment in Unconsolidated Affiliates	12 Months Ended
Dec. 31, 2017
Equity Method Investments And Joint Ventures [Abstract]
Investment in Unconsolidated Affiliates

Note 5. Investment in Unconsolidated Affiliates

Hotel Partnership.  The Company holds a 42.1% variable interest in a partnership with other investors that developed a new 118-room Hampton Inn & Suites hotel at Scioto Downs that opened in March 2017. Pursuant to the terms of the partnership agreement, the Company contributed $1.0 million of cash and 2.4 acres of a leasehold immediately adjacent to The Brew Brothers microbrewery and restaurant at Scioto Downs. The partnership constructed the hotel at a cost of $16.0 million and other investor members operate the hotel. In November 2017, the Company contributed $0.6 million to the partnership for its proportionate share of additional construction costs pursuant to the partnership agreement. At December 31, 2017 and 2016, the Company’s investment in the partnership was $1.5 million and $1.3 million, respectively, recorded in “Other Assets, Net” in the consolidated balance sheets, representing the Company’s maximum loss exposure. As of December 31, 2017, the Company’s receivable from the partnership totaled $0.2 million and is reflected on the accompanying balance sheet under “Due from Affiliates.”

Silver Legacy Joint Venture.  Effective March 1, 1994, Eldorado Limited Liability Company (“ELLC”) and Galleon, Inc. entered into the Silver Legacy Joint Venture pursuant to a joint venture agreement (the “Joint Venture Agreement”) to develop the Silver Legacy.

On the Reno Acquisition Date, Eldorado Resorts LLC consummated the acquisition of the other 50% membership interest in the Silver Legacy Joint Venture owned by Galleon, Inc. pursuant to the Purchase Agreement. As a result of these transactions, ELLC became a wholly-owned subsidiary of ERI and Silver Legacy became an indirect wholly‑owned subsidiary of ERI. In conjunction with the Reno Acquisition, we recorded a $35.6 million gain related to the valuation of the pre-acquisition investment in the Silver Legacy Joint Venture.

Equity in income related to the Silver Legacy Joint Venture for the 2015 period prior to the Reno Acquisition Date amounted to $3.5 million.

Summarized information for the Company’s investment in and advances to the Silver Legacy Joint Venture for 2015 prior to its acquisition by the Company is as follows (in thousands):

Period from, January 1, 2015 through November 23,
2015
Beginning balance	$14,009
Equity in income of unconsolidated affiliate	3,460
Valuation of unconsolidated affiliate	35,582
Net acquisition of non-controlling interest	3,449
Ending balance	$56,500

Summarized results of operations for the Silver Legacy Joint Venture are as follows (in thousands):

Period from, January 1, 2015 through November 23,
2015
Net revenues	$117,029
Operating expenses	(90,608)
Operating income	26,421
Other expense	(19,226)
Net income	$7,195